Shareholders' Equity - Stock Options Valuation Assumptions (Details) - Stock Options - shares shares in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2006
Assumptions used to value the option grants
Expected term (in years)		4 years 1 month 6 days	4 years
Expected volatility (as a percent)		54.00%
Risk-free interest rate (as a percent)		1.10%
Granted (in shares)	0	147	235
Contractual life of the options granted				10 years
Minimum
Assumptions used to value the option grants
Expected volatility (as a percent)			55.00%
Risk-free interest rate (as a percent)			1.30%
Contractual life of the options granted	6 years
Maximum
Assumptions used to value the option grants
Expected volatility (as a percent)			56.00%
Risk-free interest rate (as a percent)			1.90%
Contractual life of the options granted	7 years